LIBERTY GLOBAL YOUNG INVESTOR FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2002

The following is added at the end of the section under the caption "Programs for Reducing or Eliminating Sales Charges; Waiver of Contingent Deferred Sales Charges (CDSCs) (Classes B and C)":

From April 16 through April 26, 2002, the CDSC will be waived to the extent the proceeds of the redemption are used to purchase Class A shares of Liberty Young Investor Fund.



                                                                  April 16, 2002